Restricted assets	12 Months Ended
Dec. 31, 2023
Restricted Availability Assets [Abstract]
Restricted assets
42. Restricted assets
As of December 31, 2023 and 2022, the Group had the following restricted assets:

a)	The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2023	December 31, 2022
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024	12,799	128,642

	12,799	128,642

b)
Also, the Entity has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 261,634,742 and 143,854,280 as of December 31, 2023 and 2022, respectively (see Note 6.5 and 10.1.).